Related Parties Balances and Transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Related Parties Balances and Transactions [Line Items]
Revenue	$ 21,558,334	$ 16,569,194
Related Party [Member]
Related Parties Balances and Transactions [Line Items]
Due to a related party	711,030		$ 1,058,818
Revenue	3,803
Accounts receivable from related party	$ 3,706